SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 25, 2021
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 25, 2021:
Allowance for possible losses on accounts receivable	$4,629	$66,883	$(66,427)	$5,085
Year Ended December 26, 2020:
Allowance for possible losses on accounts receivable	$4,440	$48,954	$(48,765)	$4,629
Year Ended December 28, 2019:
Allowance for possible losses on accounts receivable	$2,601	$39,481	$(37,642)	$4,440
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Schedule of Disaggregation of revenue

The following table presents our net sales disaggregated by revenue source (in thousands):

	Year Ended
	December 25,	December 26,	December 28,	2021 vs. 2020	2020 vs. 2019
	2021	2020	2019	% Change	% Change
FOB Shipping Point Revenue	$8,512,012	$5,025,895	$4,272,583	69.4%	17.6%
Construction Contract Revenue	124,122	128,103	143,426	(3.1)%	(10.7)%
Total Net Sales	$8,636,134	$5,153,998	$4,416,009	67.6%	16.7%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of over time accounting accounts on December 25, 2021 and December 26, 2020 which are included in “Other current assets” and “Accrued liabilities: Other”, respectively (in thousands):

	December 25,	December 26,
	2021	2020
Cost and Earnings in Excess of Billings	$5,602	$4,169
Billings in Excess of Cost and Earnings	10,744	11,530

Schedule of Computation of earnings per share	The computation of EPS is as follows (in thousands):

	December 25,	December 26,	December 28,
	2021	2020	2019
Numerator:
Net earnings attributable to controlling interest	$535,640	$246,778	$179,650
Adjustment for earnings allocated to non-vested restricted common stock	(17,342)	(6,903)	(4,496)
Net earnings for calculating EPS	$518,298	$239,875	$175,154
Denominator:
Weighted average shares outstanding	62,209	61,632	61,649
Adjustment for non-vested restricted common stock	(2,014)	(1,724)	(1,543)
Shares for calculating basic EPS	60,195	59,908	60,106
Effect of dilutive restricted common stock	159	20	24
Shares for calculating diluted EPS	60,354	59,928	60,130
Net earnings per share:
Basic	$8.61	$4.00	$2.91
Diluted	$8.59	$4.00	$2.91